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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Strategic Growth Fund, for the quarter ended December 31, 2009. This series has September 30 fiscal year end.

Date of reporting period: December 31, 2009

Item 1 – Schedule of Investments

EVERGREEN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 11.1%
Hotels, Restaurants & Leisure 1.5%
Cheesecake Factory, Inc. *	127,225	$2,746,788
Starwood Hotels & Resorts Worldwide, Inc.	118,025	4,316,174

		7,062,962

Household Durables 0.7%
Tupperware Brands Corp.	69,125	3,219,151

Internet & Catalog Retail 3.4%
Amazon.com, Inc. *	89,225	12,002,547
priceline.com, Inc. *	18,000	3,933,000

		15,935,547

Multiline Retail 4.1%
Family Dollar Stores, Inc. ρ	249,850	6,953,325
J.C. Penney Co., Inc.	118,025	3,140,645
Target Corp.	196,875	9,522,844

		19,616,814

Specialty Retail 1.4%
Bed Bath & Beyond, Inc. *	173,850	6,715,826

CONSUMER STAPLES 8.3%
Beverages 2.5%
PepsiCo, Inc.	192,275	11,690,320

Food Products 1.7%
Kellogg Co.	151,400	8,054,480

Household Products 1.0%
Procter & Gamble Co.	82,325	4,991,365

Tobacco 3.1%
Philip Morris International, Inc.	304,597	14,678,529

ENERGY 5.8%
Energy Equipment & Services 1.7%
National Oilwell Varco, Inc.	187,100	8,249,239

Oil, Gas & Consumable Fuels 4.1%
Apache Corp.	62,625	6,461,021
Hess Corp.	107,075	6,478,038
Peabody Energy Corp.	139,325	6,298,883

		19,237,942

FINANCIALS 7.9%
Capital Markets 0.5%
Goldman Sachs Group, Inc.	13,250	2,237,130

Consumer Finance 3.7%
American Express Co.	191,700	7,767,684
Visa, Inc., Class A	113,317	9,910,705

		17,678,389

Diversified Financial Services 2.2%
Bank of America Corp.	212,425	3,199,120
JPMorgan Chase & Co.	179,025	7,459,972

		10,659,092

Insurance 1.5%
MetLife, Inc.	198,025	7,000,184

1

EVERGREEN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 14.7%
Biotechnology 6.9%
Amgen, Inc. *	240,050	$13,579,629
Celgene Corp.	127,575	7,103,376
Gilead Sciences, Inc. *	280,240	12,128,787

		32,811,792

Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	184,550	10,829,394

Health Care Providers & Services 5.5%
Express Scripts, Inc. *	62,150	5,372,867
Medco Health Solutions, Inc.	73,100	4,671,821
UnitedHealth Group, Inc.	249,850	7,615,428
WellPoint, Inc. *	145,075	8,456,422

		26,116,538

INDUSTRIALS 7.5%
Aerospace & Defense 0.5%
Goodrich Corp.	38,061	2,445,419

Air Freight & Logistics 2.3%
United Parcel Service, Inc., Class B	190,450	10,926,116

Construction & Engineering 0.5%
Chicago Bridge & Iron Co. NV	119,175	2,409,719

Machinery 1.6%
Caterpillar, Inc.	133,550	7,611,015

Road & Rail 2.6%
Norfolk Southern Corp.	116,850	6,125,277
Union Pacific Corp.	93,825	5,995,417

		12,120,694

INFORMATION TECHNOLOGY 37.5%
Communications Equipment 6.6%
Cisco Systems, Inc. *	766,725	18,355,396
QUALCOMM, Inc.	279,915	12,948,868

		31,304,264

Computers & Peripherals 9.8%
Apple, Inc. *	116,765	24,621,068
EMC Corp.	447,875	7,824,376
Hewlett-Packard Co.	273,600	14,093,136

		46,538,580

Electronic Equipment, Instruments & Components 0.8%
Flextronics International, Ltd. *	533,075	3,896,778

Internet Software & Services 6.5%
eBay, Inc. *	349,425	8,225,464
Google, Inc., Class A *	36,124	22,396,158

		30,621,622

Semiconductors & Semiconductor Equipment 7.5%
Broadcom Corp., Class A *	284,950	8,961,677
Intel Corp.	707,320	14,429,328
Marvell Technology Group, Ltd. *	402,400	8,349,800
PMC-Sierra, Inc. *	430,025	3,724,017

		35,464,822

Software 6.3%
Adobe Systems, Inc.	129,225	4,752,896
Microsoft Corp.	622,175	18,970,116
Oracle Corp.	258,995	6,355,737

		30,078,749

2

EVERGREEN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 6.9%
Chemicals 4.7%
Air Products & Chemicals, Inc.	92,675	$7,512,236
Lubrizol Corp.	104,725	7,639,689
Potash Corporation of Saskatchewan, Inc., ADR	65,600	7,117,600

		22,269,525

Metals & Mining 2.2%
Freeport-McMoRan Copper & Gold, Inc. *	93,825	7,533,209
Walter Energy, Inc.	38,000	2,861,780

		10,394,989

Total Common Stocks (cost $387,933,686)		472,866,986

SHORT-TERM INVESTMENTS 2.0%
MUTUAL FUND SHARES 2.0%
BlackRock Liquidity TempFund, Institutional Class, 0.12% q ρρ	2,573,218	2,573,218
Evergreen Institutional Money Market Fund, Class I, 0.01% q ρρ ø	4,471,108	4,471,108
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15% q ρρ	2,741,054	2,741,054

Total Short-Term Investments (cost $9,785,380)		9,785,380

Total Investments (cost $397,719,066) 101.7%		482,652,366
Other Assets and Liabilities (1.7%)		(8,223,055)

Net Assets 100.0%		$474,429,311

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On December 31, 2009, the aggregate cost of securities for federal income tax purposes was $404,703,595. The gross unrealized appreciation and depreciation on securities based on tax cost was $80,311,570 and $2,362,799, respectively, with a net unrealized appreciation of $77,948,771.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EVERGREEN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

As of December 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$472,866,986	$0	$0	$472,866,986
Short-term investments	9,785,380	0	0	9,785,380

	$482,652,366	$0	$0	$482,652,366

4

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: February 25, 2010

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: February 25, 2010